Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Property and Equipment, Net

NOTE 8. Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
(in thousands)	2018	2017
Research equipment	$2,711	$1,620
Computers and software	200	97
Office equipment and furniture	527	255
Leasehold improvements	34	44
Total	3,472	2,016
Less accumulated depreciation and amortization	(1,497)	(967)
Property and equipment, net	$1,975	$1,049

Depreciation and amortization expense was $582,000 and $410,000 for the years ended December 31, 2018 and December 31, 2017, respectively.